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December 20, 2019	Jasmin M. Ali Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036-8704 T +1 212 596 9604 jasmin.ali@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Yield Opportunities Fund

Registration Statement on Form N-2

(File Nos. 333-233877, 811-23476)

Ladies and Gentleman:

On behalf of DoubleLine Yield Opportunities Fund, a Massachusetts business trust (the “Fund”), we are today filing a Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing includes the Fund’s initial audited financial statements reflecting the seed capital required by Section 14 of the 1940 Act.

No fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me at (212) 596-9604 or to Jeremy Smith at (212) 596-9858.

Sincerely,

/s/ Jasmin Ali

Jasmin Ali

cc:	Youse Guia

Adam Rossetti

Neal Zalvan

Timothy W. Diggins

Jeremy C. Smith